Deferred Income Taxes - Components of Non Recognized Deferred Tax Assets (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Significant components of deferred tax assets and liabilities [line items]
Tax losses	€ 1,257	€ 1,393
Total	(321)	(356)
Unused tax losses [member]
Significant components of deferred tax assets and liabilities [line items]
Tax losses	(153)	(183)
Long-term assets [member]
Significant components of deferred tax assets and liabilities [line items]
Deductible temporary differences	(107)	(116)
Pensions [member]
Significant components of deferred tax assets and liabilities [line items]
Deductible temporary differences	(18)	(20)
Other temporary differences [member]
Significant components of deferred tax assets and liabilities [line items]
Deductible temporary differences	(43)	(37)
Temporary differences [member]
Significant components of deferred tax assets and liabilities [line items]
Deductible temporary differences	(168)	(173)
Expiring within 5 years [member] | Unused tax losses [member]
Significant components of deferred tax assets and liabilities [line items]
Tax losses	(45)	(69)
Expiring after 5 years and limited [member] | Unused tax losses [member]
Significant components of deferred tax assets and liabilities [line items]
Tax losses	(89)	(96)
Unlimited [member] | Unused tax losses [member]
Significant components of deferred tax assets and liabilities [line items]
Tax losses	€ (19)	€ (18)